Investment Objectives and Goals - Euclidean Fundamental Value ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Euclidean Fundamental Value ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Euclidean Fundamental Value ETF (the “Fund”) seeks to provide long-term capital appreciation.